Financial Instruments (Narrative) (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 44,579		$ 35,639
Allowance for credit losses of promissory note receivable	0	$ 455,110	344,737
Operating line of credit	8,000,000
Impairment of accounts receivable related to finance lease	$ 43,261		$ 0
Market risk [Member]
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	0.8003		0.7952
Percentage of change in exchange rate	10.00%
Comprehensive loss due to change in exchange rate	$ 40,200